Income Taxes - Reconciliations of the income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliations of the income tax expenses
(Loss)/Income before income tax	¥ (359,915)	$ (56,479)	¥ 237,850	¥ 117,901
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense at PRC statutory tax rate of 25%	¥ (89,979)	$ (14,120)	¥ 59,462	¥ 29,476
International rate differences	4,947	776	(11,379)	(6,001)
Share based compensation costs	87,527	13,735
Preferential rate differences	341	54	(10,258)	(13,977)
Research and development expenses	(1,432)	(225)	(3,108)	(3,375)
Non-deductible expenses	1,132	178	1,805	884
Non-taxable income	(58)	(9)	(25)	(1)
Statutory income/(expenses)	(19,489)	(3,058)	(11,690)	14,013
Changes in tax rate				(415)
Late payment surcharge	(33)	(5)	(50)
Changes in valuation allowance	10,011	1,569	5,091	(5,537)
Income tax expense	¥ (7,033)	$ (1,105)	¥ 29,848	¥ 15,067